May. 01, 2015

TRANSAMERICA SERIES TRUST

Supplement to the Currently Effective Prospectus, Summary Prospectus and Statement of Additional Information

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Transamerica Madison Balanced Allocation VP

The following supplements the information in the Prospectus and Summary Prospectus of Transamerica Madison Balanced Allocation VP under the section entitled "Principal Investment Strategies":

The sub-adviser may invest up to 10% of the portfolio's assets in exchange-traded funds ("ETFs") to gain exposure to asset classes or sectors not otherwise accessible through the underlying mutual funds in which the portfolio otherwise invests.

The following supplements the information in the Prospectus and Summary Prospectus of Transamerica Madison Balanced Allocation VP under the section entitled "Principal Risks":

Exchange Traded Funds – Equity-based ETFs are subject to risks similar to those of stocks; fixed income-based ETFs are subject to risks similar to those of fixed-income securities. ETF shares may trade at a premium or discount to net asset value. ETFs are subject to secondary market trading risks. In addition, a fund will bear a pro rata portion of the operating expenses of an ETF in which it invests.

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Transamerica Madison Conservative Allocation VP

The following supplements the information in the Prospectus and Summary Prospectus of Transamerica Madison Conservative Allocation VP under the section entitled "Principal Investment Strategies":

The sub-adviser may invest up to 10% of the portfolio's assets in exchange-traded funds ("ETFs") to gain exposure to asset classes or sectors not otherwise accessible through the underlying mutual funds in which the portfolio otherwise invests.

The following supplements the information in the Prospectus and Summary Prospectus of Transamerica Madison Conservative Allocation VP under the section entitled "Principal Risks":

Exchange Traded Funds – Equity-based ETFs are subject to risks similar to those of stocks; fixed income-based ETFs are subject to risks similar to those of fixed-income securities. ETF shares may trade at a premium or discount to net asset value. ETFs are subject to secondary market trading risks. In addition, a fund will bear a pro rata portion of the operating expenses of an ETF in which it invests.

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Investors Should Retain this Supplement for Future Reference

October 1, 2015